Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2012
Operating Leases of Lessee Disclosure

The rental expenses and sub-lease income is as follows:

	As of March 31,
	2010	2011	2012	2012
	(In millions)
The total minimum lease payments during the year recognized in the consolidated statement of income	Rs. 4,066.6	Rs. 4,630.7	Rs. 5,382.0	US$	105.8
Sub-lease income recognized in the consolidated statement of income	Rs. 139.3	Rs. 181.3	Rs. 241.7	US$	4.7

Schedule of Future Minimum Rental Payments for Operating Leases

The future minimum lease payments as of March 31, 2012 were as follows:

Year ending March 31,	Payments
	(In millions)
2013	Rs.	5,152.0	US$	101.2
2014		4,774.5		93.8
2015		4,489.7		88.2
2016		4,217.3		82.9
2017		3,949.1		77.6
Thereafter		7,311.3		143.7

Total	Rs.	29,893.9	US$	587.4

Provision for Reward Points

The movement in provision for credit card and debit card reward points as of March 31, 2011 and March 31, 2012 is as follows:.

	As of March 31,
	2011		2012		2012
	(In millions)
Opening provision of reward points	Rs.	340.0	Rs.	593.3	US$	11.7
Provision made during the year		470.7		551.0		10.8
Utilization/ write back of provision		(183.7)		(221.0)		(4.3)
Effect of change in rate of accrual of reward points		17.8		(65.3)		(1.3)
Effect of change in cost of reward points		(51.5)		0		0

Closing provision of reward points	Rs.	593.3	Rs.	858.0	US$	16.9